Goodwill and Intangible Assets (Details) - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 21, 2021	Oct. 01, 2023	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Indefinite-Lived Intangible Assets [Line Items]
Goodwill impairment			$ 119,400,000		$ 119,400,000
Goodwill		$ 0	$ 0		0		$ 119,400,000
General and administrative expense				$ 100,000		$ 100,000
Amortization expense related to intangible assets		738,000		17,000	2,228,000	51,000	100,000	$ 100,000	$ 0
Two Thousand And Twenty Three [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets							$ 100
Assembled Workforce Member
Indefinite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets		$ 0		$ 17,000	$ 4,000	$ 51,000
Finite-lived intangible asset, useful life							2 years
Current Insight [Member]
Indefinite-Lived Intangible Assets [Line Items]
Consideration for the asset acquisition	$ 200,000
Asset Acquisition, Liabilities Incurred	$ 100,000
Current Insight [Member] | Common Stock [Member]
Indefinite-Lived Intangible Assets [Line Items]
Asset acquisition, number of shares issued	30,000
Asset acquisition, fair value of shares issued	$ 100,000
General and Administrative Expense [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets							$ 100,000	$ 100,000	$ 0